INVESTMENT IN NON-CONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate

Investment in non-consolidated affiliates as of December 31, 2012 and 2013 was as follows:

	December 31,
	2012	2013
Beijing Jiuyou Technology Co., Ltd. ("Jiuyou")	13,103,822	13,338,119
2011 Affiliate Company	-	-
2012 Affiliate Company	-	-
2012 Second Affiliate Company	28,927,154	34,229,116
2013 Affiliate Company	-	4,500,000
Total carrying value	42,030,976	52,067,235

Beijing Jiuyou Technology Co., Ltd. ("Jiuyou') [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate

The carrying amount and share of net income of investment in Jiuyou as of December 31, 2012 and 2013 were as follows:

	December 31,
	2012	2013
Balance at the beginning of the year	12,926,810	13,103,822

Share of net income in non-consolidated affiliate	180,012	237,297
Amortization of identifiable intangible assets, net of tax	(3,000)	(3,000)
Total booked value under equity method	177,012	234,297
Carrying value at the end of the year	13,103,822	13,338,119

2011 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate

The carrying amount and share of net loss of investment in 2011 Affiliate Company as of December 31, 2012 were as follows:

December 31,
2012
Balance at the beginning of the year	2,621,838

Disposal of investment in non-consolidated affiliate	(2,190,117)
Share of net loss in non-consolidated affiliate	(431,721)
Carrying value at the end of the year	-

First 2012 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate

The carrying amount and share of net income/(loss) of investment in 2012 Affiliate Company as of December 31, 2012 and 2013 were as follows:

	December 31,
	2012	2013
Investment in non-consolidated affiliate - cost
Balance at the beginning of the year	-	-
Investment in non-consolidated affiliate	5,600,000	-
Total investment in non-consolidated affiliate - cost	5,600,000	-

Share of net income/(loss) in non-consolidated affiliate	(787,758)	-
Impairment of investment in non-consolidated affiliate	(4,812,242)	-
Carrying value at the end of the year	-	-

Second 2012 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate

The carrying amount and share of net income for investment in 2012 Second Affiliate Company as of December 31, 2012 and 2013 were as follows:

	December 31,
	2012	2013
Investment in non-consolidated affiliate - cost
Balance at the beginning of the year	-	28,927,154
Investment in non-consolidated affiliate	28,927,154	2,000,000
Total investment in non-consolidated affiliate - cost	28,927,154	30,927,154

Share of net income in non-consolidated affiliate	-	4,009,141
Cash dividend from non-consolidated affiliate	-	(707,179)
Carrying value at the end of the year	28,927,154	34,229,116

Schedule of Purchase Price Allocation

The purchase price of 2012 Second Affiliate Company was allocated as follows:

Fair value
RMB
Fair value of net assets acquired	752,396
Identifiable intangible asset	10,180,016
Deferred tax liabilities arising from the acquisition	(2,545,004)
Goodwill	20,539,746
Total purchase price	28,927,154

Schedule of Intangible Assets, Finite and Indefinite	Identifiable intangible asset acquired was as follows:
	Fair value
	RMB	Useful lives
Trade name	10,180,016	Indefinite

2013 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate

The carrying amount and share of net income/(loss) for investment in 2013 Affiliate Company as of December 31, 2013 were as follows:

December 31,
2013
Investment in non-consolidated affiliate - cost
Balance at the beginning of the year	-
Investment in non-consolidated affiliate	4,500,000
Total investment in non-consolidated affiliate - cost	4,500,000

Share of net income/(loss) in non-consolidated affiliate	-
Carrying value at the end of the year	4,500,000

Schedule of Purchase Price Allocation

The purchase price of 2013 Affiliate Company was allocated as follows:

Fair value
RMB
Fair value of net assets acquired	(66,501)
Identifiable intangible assets	389,809
Deferred tax liabilities arising from the acquisition	(97,452)
Goodwill	4,274,144
Total purchase price	4,500,000

Schedule of Intangible Assets, Finite and Indefinite	Identifiable intangible assets acquired were as follows:
	Fair value
	RMB	Useful lives
Trade name	107,581	5 years
Self-developed software	282,228	3 years
Identifiable intangible assets	389,809